Property, plant and equipment - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Impairment loss	€ 545	€ 0	€ 354	€ 466	€ 272
Reversal of impairments loss	€ 122	€ 0	€ 381	€ 0	€ 0